Fees Summary	Nov. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,700,000.00
Previously Paid Amount	0.00
Total Fee Amount	787.17
Total Offset Amount	0.00
Net Fee	787.17
Narrative - Max Aggregate Offering Price	$ 5,700,000.00
Final Prospectus	true